Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of reconciliation federal statutory rate

	FOR THE YEAR ENDED DECEMBER 31, 2022		FOR THE PERIOD FROM JULY 14, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
Federal
Current		$800,905	$-
Deferred		(227,143)	(53,469)
State
Current	$		$-
Deferred		-	-
Change in valuation allowance		227,143	53,469
Income tax provision		$800,905	$-

Schedule of Effective Income Tax Rate Reconciliation

	FOR THE YEAR ENDED DECEMBER 31, 2022	FOR THE PERIOD FROM JULY 14, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in valuation allowance	7.9%	(21.0)%
Income tax provision	28.9%	0.0%

Schedule of deferred income tax assets and deferred tax liabilities

Deferred tax assets:	FOR THE YEAR ENDED DECEMBER 31, 2022	FOR THE PERIOD FROM JULY 14, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
Start-up costs	$1,166,654	$53,469
Net operating loss carryforwards	-	-
Total deferred tax assets	1,166,654	53,469
Valuation allowance	(1,166,654)	(53,469)
Deferred tax assets, net of allowance	$-	$-

Southland Holdings [Member]
Schedule of reconciliation federal statutory rate

	Year ended
(Amounts in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Current income tax
Federal	$9,079	$7,481	$6,725
State	4,493	1,125	2,907
Foreign	1,821	2,092	(433)
Deferred income tax
Federal	(499)	18,330	(12,499)
State	(1,059)	2,421	(2,434)
Foreign	(914)	(1,798)	2,077
Valuation allowance	369	(18,706)	13,063
Total tax expense	$13,290	$10,945	$9,406

Schedule of tax expense

	Year ended
(Amounts in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Statutory rate	$15,947	$11,020	$8,307
Untaxable earnings	(2,115)	12,073	(320)
State income taxes - net of federal benefit	77	3,911	(457)
Change in valuation allowances	369	(18,706)	13,063
Effect of foreign tax credits	(2,493)	(327)	4,358
Effect of uncertain tax positions	1,355	2,709	-
Ratable allocation related to acquisition	-	-	(19,608)
Prior year true-ups	196	-	5,191
Effect of GILTI Inclusion	3,863	-	-
Effect of deferred true-ups	(3,572)	-	-
Other	(337)	265	(1,128)
Income tax expense	$13,290	$10,945	$9,406

Schedule of Effective Income Tax Rate Reconciliation

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Statutory rate	21.0%	21.0%	21.0%
Untaxable earnings	(2.8)%	23.0%	(0.8)%
State income taxes - net of federal benefit	0.1%	7.5%	(1.2)%
Change in valuation allowances	0.5%	(35.6)%	33.0%
Effect of foreign income taxes	(3.3)%	(0.6)%	11.0%
Effect of uncertain tax positions	1.8%	5.2%	-%
Ratable allocation related to acquisition	-%	-%	(49.6)%
Prior year true-ups	0.3%	-%	13.2%
Effect of GILTI Inclusion	5.1%	-%	-%
Effect of deferred true-ups	(4.7)%	-%	-%
Other	(0.4)%	0.5%	(2.8)%
Income tax expense	17.6%	20.9%	23.8%

Schedule of deferred income tax assets and deferred tax liabilities

	Year ended
(Amounts in thousands)	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$20,426	$23,041
Deferred compensation	1,728	2,032
Lease liability	2,225	3,754
Income from surety	1,860	5,861
Capitalized research and development expenditures	1,811	-
Other	2,052	1,435
Total deferred tax assets	30,102	36,123

Valuation allowance	(21,703)	(23,111)

Deferred tax liabilities:
Property and equipment	(2,408)	(6,575)
Intangible assets in excess of tax basis	(623)	(762)
Passthrough income / joint ventures	(975)	(2,945)
ROU asset	(2,264)	(3,875)
Other	(5,521)	(4,817)
Total deferred tax liabilities	(11,791)	(18,974)

Net deferred tax liabilities	$(3,392)	$(5,962)

Schedule of uncertain tax positions

	Year ended
(Amounts in thousands)	December 31, 2022	December 31, 2021
Balance at beginning of period	$2,708	$-
Additions to current year tax positions	1,355	2,708
Balance at end of period	$4,063	$2,708